Investments - Mortgage Loans (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Scheduled Mortgage Loan Principal Repayments [Abstract]
Mortgage loans	$ 1,361
Commercial Real Estate
SEC Schedule, 12-29, Real Estate Companies, Investment in Movement in Mortgage Loans on Real Estate [Roll Forward]
New mortgage loans	4
Mortgage loans fully repaid	27
Mortgage loans foreclosed	0
Scheduled Mortgage Loan Principal Repayments [Abstract]
2019	145
2020	109
2021	269
2022	228
2023	83
Thereafter	527
Mortgage loans	1,361
Commercial Real Estate | Category 1
Scheduled Mortgage Loan Principal Repayments [Abstract]
Mortgage loans	42
Commercial Real Estate | Category 2 to 4
Scheduled Mortgage Loan Principal Repayments [Abstract]
Mortgage loans	1,301
Commercial Real Estate | Categories 5 and 6
Scheduled Mortgage Loan Principal Repayments [Abstract]
Mortgage loans	18
Commercial Real Estate | Category 7
Scheduled Mortgage Loan Principal Repayments [Abstract]
Mortgage loans	$ 0